Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Schwab Strategic Trust
Entity Central Index Key	0001454889
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Schwab U.S. REIT ETF
Shareholder Report [Line Items]
Fund Name	Schwab U.S. REIT ETF
Class Name	Schwab U.S. REIT ETF
Trading Symbol	SCHH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. REIT ETF	$4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. REIT ETF (01/13/2011)
Market Price Return 2	14.43%	21.47%	2.41%	5.02%
NAV Return 2	14.42%	21.59%	2.40%	5.02%
S&P 500 ® Index 3	11.59%	27.14%	15.92%	12.98%
Dow Jones Equity All REIT Capped Index 4	14.50%	21.69%	N/A	N/A
REIT Spliced Index 5	14.50%	21.69%	2.45%	5.10%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Small-company stocks may be subject to greater volatility than many other asset classes.
The fund is subject to risks associated with the direct ownership of real estate securities, and an investment in the fund will be closely linked to the performance of the real estate markets.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Equity All REIT Capped Index (the Index) is a
product of S&P Dow Jones Indices LLC, and the trademark and Index have been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. REIT ETF
is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow
Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones Equity All REIT Capped Index to the S&P 500
®
Index. The S&P
500
®
Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones Equity All REIT Capped Index. The fund does not seek to track the regulatory index.
4
The inception date of the Dow Jones Equity All REIT Capped Index is April 13, 2020. The fund began tracking the index on June 22, 2020.
5
An internally calculated index, comprised of the Dow Jones U.S. Select REIT Index from inception of the Schwab U.S. REIT ETF until the close of business on June 19, 2020, and the Dow Jones Equity All REIT Capped Index thereafter. The REIT Spliced Index is published with the permission of S&P Dow Jones Indices LLC, but is not calculated, sponsored or endorsed by S&P Dow Jones Indices LLC.

Performance Inception Date	Jan. 13, 2011
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 7,294,000,000
Holdings Count | Holding	117
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Statistics
Net Assets (millions)	$7,294
Number of Holdings (excludes derivatives)	117
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	4%
Weighted Average Market Cap (millions)	$44,964
Price/Earnings Ratio (P/E)	37.7
Price/Book Ratio (P/B)	2.6

Holdings [Text Block]
Industry Weightings % of Investments
1

Top Equity Holdings % of Net Assets
2

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index
does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
This list is not a recommendation of any security by the investment adviser.

Largest Holdings [Text Block]
Top Equity Holdings % of Net Assets
2

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index
does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental U.S. Broad Market ETF
Shareholder Report [Line Items]
Fund Name	Schwab Fundamental U.S. Broad Market ETF
Class Name	Schwab Fundamental U.S. Broad Market ETF
Trading Symbol	FNDB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Broad Market ETF	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Broad Market ETF (08/15/2013)
Market Price Return 2	10.60%	23.26%	15.26%	11.27%
NAV Return 2	10.42%	23.20%	15.23%	11.26%
Russell 3000 ® Index 3	10.89%	26.14%	15.19%	12.36%
RAFI Fundamental High Liquidity US All Index 4	10.53%	N/A	N/A	N/A
Russell RAFI™ US Index	10.66%	23.61%	15.52%	11.54%
Fundamental US All Spliced Index 5	10.55%	23.48%	15.49%	11.53%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity US All Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab Fundamental
U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ US Index to the Russell 3000
®
Index. The Russell 3000
®
Index provides a broad measure of market performance. The fund does not seek to track the regulatory index.
4
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Index to the RAFI Fundamental High Liquidity US All Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High
Liquidity US All Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
5
The Fundamental US All Spliced Index is an internally calculated index comprised of the Russell RAFI™ US Index from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity US All Index from June 22, 2024, forward.

Performance Inception Date	Aug. 15, 2013
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 827,169,000
Holdings Count | Holding	1,734
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Statistics
Net Assets (thousands)	$827,169
Number of Holdings (excludes derivatives)	1,734
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	5%
Weighted Average Market Cap (millions)	$464,319
Price/Earnings Ratio (P/E)	19.3
Price/Book Ratio (P/B)	2.5

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets
3

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities a nd i
ts return is not
inclusive of trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
This list is not a recommendation of any security by the investment adviser.

Largest Holdings [Text Block]
Top Equity Holdings % of Net Assets
3

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities a nd i
ts return is not
inclusive of trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental U.S. Large Company ETF
Shareholder Report [Line Items]
Fund Name	Schwab Fundamental U.S. Large Company ETF
Class Name	Schwab Fundamental U.S. Large Company ETF
Trading Symbol	FNDX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Large Company ETF	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Large Company ETF (08/15/2013)
Market Price Return 2	10.74%	23.76%	15.51%	11.45%
NAV Return 2	10.66%	23.77%	15.49%	11.45%
Russell 1000 ® Index 3	11.02%	26.60%	15.55%	12.66%
RAFI Fundamental High Liquidity US Large Index 4	10.78%	N/A	N/A	N/A
Russell RAFI™ US Large Company Index	10.90%	24.15%	15.78%	11.74%
Fundamental US Large Spliced Index 5	10.80%	24.04%	15.76%	11.73%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which
would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Large Company ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI Parties: (i)
make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ US Large Company Index to the Russell 1000
®
Index. The
Russell 1000
®
Index provides a broad measure of market performance. The fund does not seek to track the regulatory index.
4
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Large Company Index to the RAFI Fundamental High Liquidity US Large Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Large Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
5
The Fundamental US Large Spliced Index is an internally calculated index comprised of the Russell RAFI™ US Large Company Index from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity US Large Index from June 22, 2024, forward.

Performance Inception Date	Aug. 15, 2013
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 16,765,000,000
Holdings Count | Holding	736
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Statistics
Net Assets (millions)	$16,765
Number of Holdings (excludes derivatives)	736
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	5%
Weighted Average Market Cap (millions)	$499,333
Price/Earnings Ratio (P/E)	19.4
Price/Book Ratio (P/B)	2.6

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets
3

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the ex clus
ive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended
.
3
This list is not a recommendation of any security by the investment adviser.

Largest Holdings [Text Block]
Top Equity Holdings % of Net Assets
3

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the ex clus
ive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended
.
3
This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental U.S. Small Company ETF
Shareholder Report [Line Items]
Fund Name	Schwab Fundamental U.S. Small Company ETF
Class Name	Schwab Fundamental U.S. Small Company ETF
Trading Symbol	FNDA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]

FUND COSTS FOR THE LAST six months ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Small Company ETF	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Small Company ETF (08/15/2013)
Market Price Return 2	7.36%	16.58%	11.69%	8.70%
NAV Return 2	7.32%	16.51%	11.68%	8.69%
S&P 500 ® Index 3	11.59%	27.14%	15.92%	12.98%
RAFI Fundamental High Liquidity US Small Index 4	7.42%	N/A	N/A	N/A
Russell RAFI™ US Small Company Index	7.64%	16.95%	11.90%	8.92%
Fundamental US Small Spliced Index 5	7.41%	16.70%	11.85%	8.90%
Russell 2000 ® Index	8.71%	18.47%	9.68%	8.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — The RAFI Fundamental High Liquidity US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Small Company ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ US Small Company Index to the S&P 500
®
Index. The S&P
500
®
Index provides a broad measure of market performance. The fund does not seek to track the regulatory index.
4
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Small Company Index to the RAFI Fundamental High Liquidity US Small Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Small Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
5
The Fundamental US Small Spliced Index is an internally calculated index comprised of the Russell RAFI™ US Small Company Index from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity US Small Index from June 22, 2024, forward.

Performance Inception Date	Aug. 15, 2013
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 8,942,000,000
Holdings Count | Holding	1,040
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Statistics
Net Assets (millions)	$8,942
Number of Holdings (excludes derivatives)	1,040
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	15%
Weighted Average Market Cap (millions)	$6,605
Price/Earnings Ratio (P/E)	18.4
Price/Book Ratio (P/B)	1.7

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets
3

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive
of
trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by
a
nd is the exclusive
property
of MSCI
Inc
.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
This list is not a recommendation of any security by the
investment
adviser.

Largest Holdings [Text Block]
Top Equity Holdings % of Net Assets
3

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive
of
trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by
a
nd is the exclusive
property
of MSCI
Inc
.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
This list is not a recommendation of any security by the
investment
adviser.

Schwab Fundamental International Equity ETF
Shareholder Report [Line Items]
Fund Name	Schwab Fundamental International Equity ETF
Class Name	Schwab Fundamental International Equity ETF
Trading Symbol	FNDF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental International Equity ETF	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Equity ETF (08/15/2013)
Market Price Return 2	9.28%	17.94%	10.38%	5.48%
NAV Return 2,3	9.20%	17.77%	10.38%	5.51%
MSCI EAFE ® Index (Net) 4,5	9.31%	19.40%	8.61%	5.20%
RAFI Fundamental High Liquidity Developed ex US Large Index (Net) 4,6	9.17%	N/A	N/A	N/A
Russell RAFI™ Developed ex US Large Company Index (Net) 4	9.19%	17.85%	10.43%	5.57%
Fundamental Developed ex US Large Spliced Index 4,7	9.13%	17.79%	10.42%	5.56%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Index ownership — The RAFI Fundamental High Liquidity Developed ex US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Equity ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ Developed ex US Large Company Index (Net) to the MSCI
EAFE
®
Index (Net). The MSCI EAFE
®
Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
6
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Large Company Index (Net) to the RAFI Fundamental High
Liquidity Developed ex US Large Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) is January 31, 2024. The fund began tracking the index on June 21,
2024.
7
The Fundamental Developed ex US Large Spliced Index is an internally calculated index comprised of the Russell RAFI™ Developed ex US Large Company Index (Net) from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) from June 22, 2024, forward.

Performance Inception Date	Aug. 15, 2013
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 13,960,000,000
Holdings Count | Holding	958
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Statistics
Net Assets (millions)	$13,960
Number of Holdings (excludes derivatives)	958
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	6%
Weighted Average Market Cap (millions)	$74,817
Price/Earnings Ratio (P/E)	12.5
Price/Book Ratio (P/B)	1.2

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets
3

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actu all
y hold a portfolio of securities and its return is not
inclusive of trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
This list is not a recommendation of any security by the investment adviser.

Largest Holdings [Text Block]
Top Equity Holdings % of Net Assets
3

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actu all
y hold a portfolio of securities and its return is not
inclusive of trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental International Small Equity ETF
Shareholder Report [Line Items]
Fund Name	Schwab Fundamental International Small Equity ETF
Class Name	Schwab Fundamental International Small Equity ETF
Trading Symbol	FNDC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental International Small Equity ETF	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Small Equity ETF (08/15/2013)
Market Price Return 2	9.04%	14.05%	7.15%	5.02%
NAV Return 2,3	9.36%	14.35%	7.17%	5.11%
MSCI EAFE ® Index (Net) 4,5	9.31%	19.40%	8.61%	5.20%
RAFI Fundamental High Liquidity Developed ex US Small Index (Net) 4,6	9.53%	N/A	N/A	N/A
Russell RAFI™ Developed ex US Small Company Index (Net) 4	9.45%	14.61%	7.44%	5.38%
Fundamental Developed ex US Small Spliced Index 4,7	9.44%	14.60%	7.43%	5.38%
S&P Developed ex-U.S. Small Cap Index (Net) 4	9.06%	12.55%	6.06%	4.58%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — The RAFI Fundamental High Liquidity Developed ex US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Small Equity ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The
RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ Developed ex US Small Company Index (Net) to the MSCI
EAFE
®
Index (Net). The MSCI EAFE
®
Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
6
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Small Company Index (Net) to the RAFI Fundamental High
Liquidity Developed ex US Small Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) is January 31, 2024. The fund began tracking the index on June 21,
2024.
7
The Fundamental Developed ex US Small Spliced Index is an internally calculated index comprised of the Russell RAFI™ Developed ex US Small Company Index (Net) from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) from June 22, 2024, forward.

Performance Inception Date	Aug. 15, 2013
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 3,328,000,000
Holdings Count | Holding	1,993
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Statistics
Net A ssets (millions)	$3,328
Number of Holdings (excludes derivatives)	1,993
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	18%
Weighted Average Market Cap (millions)	$4,393
Price/Earnings Ratio (P/E)	12.6
Price/Book Ratio (P/B)	1.1

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets
3

Country Weightings % of Investments
1

Portfolio holdings may have changed since the repo
rt d
ate.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the
fund
.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of
1
940, as amended.
3
This list is not a recommendation of any security by the investment adviser.

Largest Holdings [Text Block]
Top Equity Holdings % of Net Assets
3

Portfolio holdings may have changed since the repo
rt d
ate.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the
fund
.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of
1
940, as amended.
3
This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Emerging Markets Equity ETF [Member]
Shareholder Report [Line Items]
Fund Name	Schwab Fundamental Emerging Markets Equity ETF
Class Name	Schwab Fundamental Emerging Markets Equity ETF
Trading Symbol	FNDE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED August 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental Emerging Markets Equity ETF	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental Emerging Markets Equity ETF (08/15/2013)
Market Price Return 2	12.18%	18.78%	6.76%	3.67%
NAV Return 2,3	11.47%	19.08%	6.71%	3.70%
MSCI Emerging Markets Index (Net) 4,5	9.66%	15.07%	4.79%	2.56%
RAFI Fundamental High Liquidity Emerging Markets Index (Net) 4,6	12.18%	N/A	N/A	N/A
Russell RAFI™ Emerging Markets Large Company Index (Net) 4	12.13%	20.57%	7.13%	4.20%
Fundamental Emerging Markets Spliced Index 4,7	12.05%	20.49%	7.12%	4.19%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
Index ownership — The RAFI Fundamental High Liquidity Emerging Markets Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental Emerging Markets Equity ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell RAFI™ Emerging Markets Large Company Index (Net) to the MSCI
Emerging Markets Index (Net). The MSCI Emerging Markets Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
6
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Emerging Markets Large Company Index (Net) to the RAFI Fundamental High
Liquidity Emerging Markets Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Emerging Markets Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.
7
The Fundamental Emerging Markets Spliced Index is an internally calculated index comprised of the Russell RAFI™ Emerging Markets Large Company Index (Net) from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Emerging Markets Index (Net) from June 22, 2024, forward.

Performance Inception Date	Aug. 15, 2013
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 6,208,000,000
Holdings Count | Holding	393
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Statistics
Net Assets ( mill ions)	$6,208
Number of Holdings (excludes derivatives)	393
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	9%
Weighted Average Market Cap (millions)	$113,281
Price/Earnings Ratio (P/E)	9.7
Price/Book Ratio (P/B)	1.3

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net A
sse
ts
3

Country Weightings % of Investments
1

Portfolio holdings may have changed since t
he
report date.
An index is a statistical composite of a specified financial marke
t or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mu
tua
l funds registered under the Investment Company Act of 1940, as am
ended.
3
This list is not a recommendation of any security by the investment adviser.

Largest Holdings [Text Block]
Top Equity Holdings % of Net A
sse
ts
3

Portfolio holdings may have changed since t
he
report date.
An index is a statistical composite of a specified financial marke
t or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mu
tua
l funds registered under the Investment Company Act of 1940, as am
ended.
3
This list is not a recommendation of any security by the investment adviser.